MAY 1, 2025
SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
HARTFORD HEALTHCARE HLS FUND SUMMARY PROSPECTUS
DATED APRIL 30, 2025
HARTFORD HLS FUNDS PROSPECTUS
DATED APRIL 30, 2025
This Supplement contains new and additional information regarding the Hartford Healthcare HLS Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
Effective June 1, 2025, Rebecca D. Sykes, CFA will become the sole portfolio manager to the Hartford Healthcare HLS Fund (the “Fund”) as Wen Shi, David M. Khtikian, and Samuel G. Bitetti will no longer serve as portfolio managers to the Fund. Effective immediately, Wen Shi, David M. Khtikian, and Samuel G. Bitetti will begin to transition their portfolio management responsibilities for the Fund to Ms. Sykes. Accordingly, effective June 1, 2025, the following changes are being made to the above referenced Summary Prospectus and Statutory Prospectus:
(1) Under the headings “Management” in the above referenced Summary Prospectus and “Hartford Healthcare HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the section entitled “Management” is deleted in its entirety and replaced with the following:
MANAGEMENT. The Fund’s investment manager is Hartford Funds Management Company, LLC. The Fund’s sub-adviser is Wellington Management.
Portfolio Manager	Title	Involved with Fund Since
Rebecca D. Sykes, CFA	Senior Managing Director and Global Industry Analyst	2007
(2) Under the heading “The Investment Manager and Sub-Adviser –  Portfolio Managers –  Healthcare HLS Fund” in the above referenced Statutory Prospectus, the portfolio manager information is deleted in its entirety and replaced with the following:
Rebecca D. Sykes, CFA, Senior Managing Director and Global Industry Analyst of Wellington Management, has served as a portfolio manager for the Fund since 2020 and has been involved in securities analysis for the Fund since 2007. Ms. Sykes joined Wellington Management in 2007 and has been an investment professional since 2005.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7730
May 2025